Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Capital stock:	Capital surplus:	Retained earnings appropriated for legal reserve:	Unappropriated retained earnings:	Accumulated other comprehensive income, net of taxes:	Treasury stock, at cost:	Total Mitsubishi UFJ Financial Group shareholders’ equity	Noncontrolling interests:
Balance at beginning of period at Mar. 31, 2024		¥ 2,090,270	¥ 4,635,892	¥ 239,571	¥ 9,086,490	¥ 2,237,625	¥ (614,111)		¥ 841,350
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(13,255)
Other—net			(5,569)						78
Net income before attribution of noncontrolling interests	¥ 995,383				1,059,221				(63,838)
Common stock—¥20.50 per share and ¥39.00 per share in 2024 and 2025					(240,409)
Net change during the period	344,351					243,252			101,099
Purchases of shares of treasury stock							(118,423)
Sales of shares of treasury stock							9,308
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies							7
Initial subscriptions of noncontrolling interests									2,363
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders									13,992
Decrease in noncontrolling interests related to deconsolidation of subsidiaries									(1,072)
Decrease in noncontrolling interests related to disposition of subsidiaries									0
Dividends paid to noncontrolling interests									(22,788)
Balance at end of period at Sep. 30, 2024	19,481,053	2,090,270	4,617,068	239,571	9,905,302	2,480,877	(723,219)	¥ 18,609,869	871,184
Balance at beginning of period at Mar. 31, 2025	19,249,738	2,090,270	4,300,021	239,571	9,821,359	2,561,190	(726,925)		964,252
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			(6,512)
Other—net			6,001						56
Net income before attribution of noncontrolling interests	1,247,928				1,162,603				85,325
Common stock—¥20.50 per share and ¥39.00 per share in 2024 and 2025					(448,794)
Net change during the period	(246,657)					(171,715)			(74,942)
Purchases of shares of treasury stock							(250,032)
Sales of shares of treasury stock							1,982
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies							(744)
Initial subscriptions of noncontrolling interests									137,882
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders									13,321
Decrease in noncontrolling interests related to deconsolidation of subsidiaries									(24,391)
Decrease in noncontrolling interests related to disposition of subsidiaries									(900)
Dividends paid to noncontrolling interests									(14,153)
Balance at end of period at Sep. 30, 2025	¥ 19,664,725	¥ 2,090,270	¥ 4,299,510	¥ 239,571	¥ 10,535,168	¥ 2,389,475	¥ (975,719)	¥ 18,578,275	¥ 1,086,450